Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease, weighted average remaining lease term	12 years 9 months 18 days	12 years 9 months 18 days	12 years 8 months 12 days
Operating lease, weighted average discount rate	3.34%	3.34%	3.74%
Short-term lease cost	¥ 481	$ 69	¥ 397	¥ 547
Operating lease cost	¥ 3,900	$ 546	¥ 3,800	¥ 3,500